Segments and Geographical Information - Segment Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Revenue	$ 6,101	$ 5,647	$ 4,815
Operating income (loss)	2,015	1,049	651
HPMS [Member]
Segment Reporting Information [Line Items]
Revenue	4,720	4,208	3,533
Operating income (loss)	1,885	983	712
SP [Member]
Segment Reporting Information [Line Items]
Revenue	1,241	1,275	1,145
Operating income (loss)	264	120	39
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Revenue	140	164	137
Operating income (loss)	$ (134)	$ (54)	$ (100)